Subsequent Events (Details) - Non adjusting Events [Member] - USD ($) $ in Thousands	Mar. 27, 2024	Mar. 19, 2024	Mar. 17, 2024
Subsequent Events [Line Items]
Options exercisable shares			148,500
ADS share issued			148,500
Shareholders meeting shares			138,500
Options fully vested			100,000
Options vest for share option plan			48,500
Option exercise period		9 months
Updated options exercise period		12 months
Investment amount (in Dollars)		$ 1,500
Loan value (in Dollars)	$ 150
Interest rate	8.00%